FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Aging of Trade and Other Receivables (Details) - Trade receivables and other - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 3	$ 3
31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	1	1
Greater than 61 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 2	$ 2